Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	September 30,	December 31,
	2025	2024
Marine equipment	$188,484	$181,675
Furniture and fixtures	5,672	5,672
Total property and equipment	194,156	187,347
Less: disposals	(194,156)	—
Property and equipment, after disposals	—	187,347
Less: accumulated depreciation	—	(50,814)
Property and Equipment, Net	$—	$136,533

	December 31,	December 31,
	2024	2023
Marine Equipment	$181,675	$181,675
Furniture and Fixtures	5,672	5,672
Total Property and Equipment	187,347	187,347
Less: Accumulated Depreciation	(50,814)	(23,969)
Property and Equipment, Net	$136,533	$163,378